Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Cost:
Buildings	75,092	75,092
Motor vehicles	11,185	9,269
Leasehold improvements	71,136	56,957
Equipment, fixture and furniture, and other fixed assets	49,823	48,453

Total cost	207,236	189,771

Less: Accumulated depreciation	60,345	63,102

Property and equipment, net	146,891	126,669